Other Payables and Accruals (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Other Payables and Accruals
Accrued research and development expenses	$ 112,695	$ 116,359
Accrued salaries and benefits	20,877	29,074
Accrued administrative and other general expenses	17,358	16,664
Accrued selling and marketing expenses	9,218	10,976
Accrued capital expenditures	7,797	11,590
Provision for other taxes and surcharges	5,879	5,510
Advances for inventory purchases	3,513	250
Deposits	1,782	1,678
Deferred government grants	1,060	1,764
Others	15,481	13,109
Total other payables and accruals	197,627	208,892
Related parties
Other Payables and Accruals
Total other payables and accruals	$ 1,967	$ 1,918